Balance Sheet Components (Tables) - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Balance Sheet Components (Tables) [Line Items]
Schedule of property and equipment, net
	December 31,
	2020	2021
	(in thousands)
Computer equipment and software	$247	$275
Lab equipment	1,462	1,468
Leasehold improvements	150	150
Furniture and fixtures	47	47
Property and equipment at cost	1,906	1,940
Less: accumulated depreciation	(882)	(1,162)
Property and equipment, net	$1,024	$778

Schedule of accrued expenses and other current liabilities
	December 31,
	2020	2021
	(in thousands)
Accrued employee related expenses	$1,137	$1,370
Accrued clinical and research and development costs	2,117	2,762
Deferred rent, current portion	143	—
Common stock warrant liability	630	3,135
Other accrued expenses	188	3,888
Total accrued expenses and other current liabilities	$4,215	$11,155